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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                      Investment Company Act file number 811-2213

                          Castle Convertible Fund, Inc.
                       ----------------------------------
               (Exact name of registrant as specified in charter)

                   111 Fifth Avenue, New York, New York 10003
         -------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                 Mr. Hal Liebes

                          Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003

         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1.  Schedule of Investments.

CASTLE CONVERTIBLE FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2007

  Principal
    Amount    Corporate Convertible Bonds -- 59.6%                    Value
-------------------------------------------------------------------------------

              AUTOMOTIVE-1.9%
$ 1,000,000   Ford Motor Company, 4.25%, 12/15/36 ............      $ 1,162,500
                                                                    -----------
              BEVERAGES-.8%
    500,000   Molson Coors Brewing Co., 2.50%, 7/30/13 .......          513,750
                                                                    -----------
              BIOTECHNOLOGY-2.7%
    500,000   CV Therapeutics, Inc., 2.75%, 5/16/12 ..........          430,625
    250,000   Dendreon Corporation, 4.75%, 6/15/14 ...........          236,875
    475,000   Mankind Corporation, 3.75%, 12/15/13 ...........          422,156
    500,000   Protein Design Labs, 2.00%, 2/15/12(a) .........          576,250
                                                                    -----------
                                                                      1,665,906
                                                                    -----------
              BUSINESS SERVICES-2.2%
  1,000,000   Quanta Services Inc., 3.75%, 4/30/26(a) ........        1,408,750
                                                                    -----------
              COMMERCIAL BANKS-2.4%
  1,000,000   Boston Private Financial, 3.00%, 7/15/27(a) ....          990,000
    500,000   U.S. Bancorp., Series B, 3.61%, 2/6/37(a) ......          497,800
                                                                    -----------
                                                                      1,487,800
                                                                    -----------
              COMMERCIAL SERVICES & SUPPLIES-.8%
    500,000   Allied Waste Industries Inc., Senior Cv.
               Sub Note, 4.25%, 4/15/34 ......................          478,125
                                                                    -----------
              COMPUTER SOFTWARE-.8%
    500,000   Tektronix, 1.625%, 7/15/12(a) ..................          493,750
                                                                    -----------
              CONSUMER PRODUCTS-1.1%
    500,000   Ceradyne, Inc., 2.875%, 12/15/35 ...............          708,750
                                                                    -----------
              DIVERSIFIED TELECOMMUNICATION SERVICES-.9%
    500,000   Level 3 Communications Inc., 3.50%, 6/15/12 ....          581,250
                                                                    -----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS-3.1%
    500,000   Anixter International Inc., 1.00%, 2/15/13(a) ..          697,500
  1,000,000   Avnet Inc., 2.00%, 3/15/34 .....................        1,231,250
                                                                    -----------
                                                                      1,928,750
                                                                    -----------
              ENERGY-4.4%
  1,000,000   Helix Energy Solutions, 3.25% 12/15/25 .........        1,408,750
  1,000,000   SunPower Corporation CI. A, 1.25%, 2/15/27 .....        1,363,750
                                                                    -----------
                                                                      2,772,500
                                                                    -----------
 Principal
    Amount    Corporate Convertible Bonds -- (Continued)               Value
-------------------------------------------------------------------------------
              ENERGY EQUIPMENT & SERVICES-1.6%
$ 1,000,000   Global Industries Ltd., 2.75%, 8/1/27(a) .......      $   970,000
                                                                    -----------
              FINANCIAL SERVICES-4.9%
  1,000,000   Dollar Financial Corporation, 2.875%, 6/30/27(a)          902,500
  1,000,000   KKR FINANCIAL HOLDINGS, 7.00%, 7/15/12(a) ......          933,750
  1,500,000   Luminent Mortgage, 8.125%, 6/1/27(a) ...........        1,269,375
                                                                    -----------
                                                                      3,105,625
                                                                    -----------
              HEALTH CARE-.8%
    500,000   Apria Healthcare Group Inc., Cv. Senior
              Notes, 3.375%, 9/1/33 ..........................          510,625
                                                                    -----------
              HEALTH CARE EQUIPMENT & SUPPLIES-.2%
    150,000   Integra LifeSciences Holdings, 2.75%, 6/1/10(a)           148,125
                                                                    -----------
              HEALTH CARE PROVIDERS & SERVICES-1.6%
    250,000   Manor Care, Inc., 2.125%, 8/1/35 ...............          368,125
    500,000   Manor Care, Inc., 2.00%, 6/1/36(a) .............          650,000
                                                                    -----------
                                                                      1,018,125
                                                                    -----------
              INSURANCE-1.6%
  1,000,000   Covanta Holding Corporation, 1.00%, 2/1/27 .....          976,250
                                                                    -----------
              LEISURE & ENTERTAINMENT-1.3%
    500,000   General Cable Corp., 0.875%, 11/15/13 ..........          839,375
                                                                    -----------
              MANUFACTURING-1.7%
  1,000,000   Millipore Corporation, 3.75%, 6/1/26(a) ........        1,095,000
                                                                    -----------
              MEDIA-3.6%
  1,130,463   Liberty Media Corporation, Senior Exch. Deb.,
               3.50%, 1/15/31 ................................        1,078,179
    725,000   Regal Entertainment Group, Cv. Note,
               3.75%, 5/15/08 ................................        1,195,344
                                                                    -----------
                                                                      2,273,523
                                                                    -----------
              MEDICAL DEVICES-.7%
    500,000   Advanced Medical Optics, 3.25%, 8/1/26 .........          411,875
                                                                    -----------
              METALS & MINING-1.7%
    500,000   Newmont Mining Corporation, 1.25%, 7/15/14(a) ..          535,000
    500,000   Newmont Mining Corporation, 1.625%, 7/15/17(a) .          536,875
                                                                    -----------
                                                                      1,071,875
                                                                    -----------

  Principal
    Amount    Corporate Convertible Bonds -- (Continued)               Value
-------------------------------------------------------------------------------
              PHARMACEUTICALS-3.3%
$ 1,000,000   Bristol-Myers Squibb, 4.86%, 9/15/23 ...........      $ 1,017,500
  1,000,000   Wyeth, 4.886%, 1/15/24 .........................        1,066,800
                                                                    -----------
                                                                      2,084,300
                                                                    -----------
              REAL ESTATE-2.9%
    500,000   Boston Properties LP., 2.875%, 2/15/37 .........          461,250
    500,000   Lexington Master LP, 5.45%, 1/15/27(a) .........          481,250
  1,000,000   Macerich Co., 3.25%, 3/15/12 ...................          897,500
                                                                    -----------
                                                                      1,840,000
                                                                    -----------
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-4.4%
    500,000   Advanced Micro Devices, Inc., 6.00%, 5/1/15(a) .          452,500
  1,000,000   Intel Corporation, 2.95%, 12/15/35 .............          976,250
  1,000,000   ON Semiconductor Corporation,
               2.625%, 12/15/26(a) ...........................        1,312,500
                                                                    -----------
                                                                      2,741,250
                                                                    -----------
              SOFTWARE-3.7%
  1,000,000   Epicor Software Corporaiton, 2.375%, 5/15/27(a)           935,000
  1,500,000   L-1 Identity Solutions Inc., 3.75%, 5/15/27(a) .        1,374,375
                                                                    -----------
                                                                      2,309,375
                                                                    -----------
              TEXTILES & APPAREL-2.9%
  1,900,000   Iconix Brand Group, Inc., 1.875%, 6/30/12(a) ...        1,847,750
                                                                    -----------
              WIRELESS TELECOMMUNICATION SERVICES-1.6%
  1,000,000   NII Holdings Inc., 3.125%, 6/15/12(a) ..........        1,007,500
                                                                    -----------
              Total Corporate Convertible Bonds
               (Cost $35,172,757) ............................       37,452,404
                                                                    -----------

                  Corporate Bonds-7.7%

              AEROSPACE & DEFENSE-1.8%
  1,000,000   L-3 Communications Holdings, 3.00%, 8/1/35 .....        1,122,500
                                                                    -----------
              COMMUNICATION TECHNOLOGY-2.3%
  1,100,000   Dobson Communications Corporation,
               1.50%, 10/1/25(a) .............................        1,431,375
                                                                    -----------
              ENERGY EQUIPMENT & SERVICES-2.1%
  1,000,000   Cameron International Corp., 2.50%, 6/15/26 ....        1,300,000
                                                                    -----------
              REAL ESTATE-1.5%
  1,000,000   Developers Diversified Realty Corporation,
               3.50%, 8/15/20(a) .............................          956,250
                                                                    -----------
              Total Corporate Bonds
               (Cost $4,203,045) .............................        4,810,125
                                                                    -----------

   Shares     Preferred Stocks -- 1.9%                                 Value
-------------------------------------------------------------------------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS-.4%
     10,000   PPL Capital Funding Inc. .......................      $   243,200
                                                                    -----------
              FINANCE-.8%
     20,000   Santander Finance, Pfd. 6.80%, Series(a) .......          507,500
                                                                    -----------
              SAVINGS & LOANS-.7%
     20,000   Indymac Bank FSB, Pfd.(a) ......................          431,250
                                                                    -----------
              Total Preferred Stocks
               (Cost $1,250,000) .............................        1,181,950
                                                                    -----------

              Convertible Preferred Securities-16.8%

              CAPITAL MARKETS-.4%
      5,000   Merrill Lynch & Co., Inc., 6.75%, 10/15/07 .....          256,640
                                                                    -----------
              DIVERSIFIED FINANCIAL SERVICES-3.6%
     40,000   Citigroup Funding, Inc., Variable Rate .........        1,185,200
     40,000   Lehman Brothers Holdings Inc., Conv. Pfd., 6.25%        1,050,000
                                                                    -----------
                                                                      2,235,200
                                                                    -----------
              ELECTRIC UTILITIES-.5%
      5,000   Entergy Corporation, 7.625%, 2/17/09 ...........          308,125
                                                                    -----------
              HOUSEHOLD DURABLES-.8%
        500   Stanley Works (The), 5/17/12, Variable Rate ....          526,562
                                                                    -----------
              INSURANCE-3.2%
      2,000   Alleghany Corporation, 5.75%, 6/15/09 ..........          772,750
     40,000   MetLife Inc., 6.375% ...........................        1,205,000
                                                                    -----------
                                                                      1,977,750
                                                                    -----------
              MEDIA-.8%
     20,000   Comcast Corporation, 7.00%, 9/15/55 ............          494,800
                                                                    -----------
              METALS & MINING-2.2%
     10,000   Freeport-McMoRan Copper & Gold, 6.75% ..........        1,411,250
                                                                    -----------
              OIL & GAS-1.7%
     10,000   Chesapeake Energy Corporation, 5.00% ...........        1,091,250
                                                                    -----------
              REAL ESTATE-.7%
     20,000   HRPT Properties Trust, 6.50%, Series D .........          455,000
                                                                    -----------
              RETAIL-1.9%
     20,000   Retail Ventures, Inc., 6.625%, 9/15/11 .........        1,202,500
                                                                    -----------
              THRIFTS & MORTGAGE FINANCE-1.0%
     11,700   Washington Mutual, Inc., Capital Trust 2001,
               Red. Eq. Sec., 5.375%, 5/3/41 .................          624,546
                                                                    -----------
              Total Convertible Preferred Securities
               (Cost $9,531,169) .............................       10,583,623
                                                                    -----------

   Shares     Mandatory Convertible Securities -- 1.8%                 Value
-------------------------------------------------------------------------------
              INSURANCE-.8%
     20,000   IPC Holdings, Ltd., 7.25% 11/15/08(b) ..........      $   482,500
                                                                    -----------
              PHARMACEUTICALS-1.0%
     10,000   Schering-Plough Corporation Peps, 6.00%,
               9/14/07(b) ....................................          647,500
                                                                    -----------
              Total Mandatory Convertible Securities
               (Cost $1,025,000) .............................        1,130,000
                                                                    -----------

              Common Stocks-13.1%

              CAPITAL MARKETS-.7%
     10,000   J.P. Morgan Chase & Co. ........................          440,100
                                                                    -----------
              COMMERCIAL BANKS-1.1%
     15,000   Bank of America Corporation ....................          711,300
                                                                    -----------
              DIVERSIFIED FINANCIAL SERVICES-1.3%
     17,500   Citigroup Inc. .................................          814,975
                                                                    -----------
              DIVERSIFIED TELECOMMUNICATION SERVICES-1.2%
    143,637   Level 3 Communications, Inc.(a)* ...............          751,222
                                                                    -----------
              ELECTRIC UTILITIES-3.8%
     14,000   Entergy Corporation ............................        1,399,400
     15,000   TXU Corp. ......................................          978,750
                                                                    -----------
                                                                      2,378,190
                                                                    -----------

   Shares     Common Stocks -- (Continued)                             Value
-------------------------------------------------------------------------------
              OIL & GAS-3.1%
     10,000   ConocoPhillips .................................      $   808,400
     15,000   Royal Dutch Shell, PLC* ........................        1,163,850
                                                                    -----------
                                                                      1,972,250
                                                                    -----------
              PHARMACEUTICALS-1.1%
     13,000   GlaxoSmithKline PLC Sponsored ADR# .............          664,040
                                                                    -----------
              RETAIL-.8%
     15,000   Inergy, L.P. ...................................          531,150
                                                                    -----------
              Total Common Stocks
               (Cost $5,100,702) .............................        8,263,227
                                                                    -----------
Total Investments
 (Cost $56,282,673)(c) .............................    100.9%       63,421,329
Liabilities in Excess of Other Assets ..............     (0.9)         (548,496)
                                                        -----------------------
Net Assets .........................................    100.0%      $62,872,833
                                                        =======================
Net Asset Value Per Share ....................................           $28.12
Shares of Beneficial Interest Outstanding ....................        2,236,000

-----------------
*     Non-income producing securities.
#     American Depositary Receipts.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified buyers. These securities are deemed to be liquid and represent 36.9% of net assets of the Fund.
(b) These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.
(c) At July 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $56,282,673, amounted to $7,138,657 which consisted of aggregate gross unrealized appreciation of $8,551,406 and aggregate gross unrealized depreciation of $1,412,749.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Castle Convertible Fund, Inc.

By /s/ Daniel C. Chung
   Daniel C. Chung
   President

Date: September 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Daniel C. Chung
   Daniel C. Chung
   President

Date: September 27, 2007

By /s/ Michael D. Martins
   Michael D. Martins
   Treasurer

Date: September 27, 2007